LEASES - Right-of-use Assets, Depreciation and Impairment Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	$ 880	$ 815
Right of-use assets:
Right-of-use assets	1,072	1,039
Depreciation and impairment charges:
Depreciation and impairment, right-of-use assets	190	215
Other lease related expenses:
Interest expense on lease liabilities	33	66
Expenses of short-term leases	79	134
Expenses of leases of low-value assets	65	61
Expenses related to variable lease payments not included in the measurement of lease liabilities	86	73
Additions to right-of-use assets	313	233
Lease payments recorded as reduction of lease liabilities and cash outflow from financing activities	199	242
Land, buildings and Improvements
Right of-use assets:
Right-of-use assets	729	761
Depreciation and impairment charges:
Depreciation and impairment, right-of-use assets	120	114
Machinery, equipment and others
Right of-use assets:
Right-of-use assets	343	278
Depreciation and impairment charges:
Depreciation and impairment, right-of-use assets	$ 70	$ 101